NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES - Schedule of Anti-Dilutive Securities Excluded from Computation of Earnings per Share

	June 30,
	2022	2021
	(Shares)	(Shares)
Series C Preferred Stock	3,384,135	—
Warrants	2,358,101	—
Convertible Notes	2,027,127	1,836,652
Total	7,769,363	1,836,652

	December 31,
	2021	2020
	(Shares)	(Shares)
Series B Preferred Stock	—	2,650
Convertible Notes	2,007,994	2,500,000
Total	2,007,994	2,502,652

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES - Schedule of Tranlation Adjustments

	June 30,	December 31.
	2022	2021
Period-end GBP£:US$ exchange rate	1.2174	1.3527
Annual average GBP£:US$ exchange rate	1.299	1.3767

	December 31,
	2021	2020
Year -end GBP£:US$ exchange rate	1.3527	1.3624
Annual average GBP£:US$ exchange rate	1.3767	1.2851